Expenses and Other Non-Operating Income/(Expense), Net - Schedule Of General And Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses And Other Non Operating Income Expense Net [Abstract]
IT expenses	$ 10,321,291	$ 813,766
Legal and professional expenses	19,387,187	36,595,512
Business development expenses	195,008	4,750,430
Employee salaries and benefits	12,041,055	17,725,021
Consultancy charges	10,516,745	3,695,565
Share-based payments to employees	7,438,147	3,806,361
Share-based payments to related parties	6,453,467	62,611,948
Share-based payments for consultancy		217,365
Transaction related expenses	18,979,296
Other	5,034,030	1,806,116
Total	$ 90,366,226	$ 132,022,084